Investments - Held to Maturity Securities Cost (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Amortized cost, net of accrued interest		$ 49,611	$ 49,103
Accrued interest		93	30
Total		49,704	49,133
Aggregate Fair Value	$ 44,763	49,593	49,098
Gross unrealized gains	8	5	1
Gross unrealized losses	$ (36)	$ (23)	$ (6)